Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES
NOTE 11 – ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31, 2012	December 31, 2011

Business and other taxes payable	$-	$717
Accrued expenses	193,683	78,851
Accrued salary	1,189	7,862
	$194,872	$87,430